RiverNorth Patriot ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.1%
Advertising - 0.4%
The Trade Desk, Inc. - Class A (a)	217	$15,027

Agriculture - 0.5%
Altria Group, Inc.	343	17,922

Airlines - 0.4%
Southwest Airlines Co. (a)	344	15,755

Banks - 6.4%
Bank OZK	122	5,209
BOK Financial Corp.	74	6,952
Cadence Bank	179	5,238
Citizens Financial Group, Inc.	150	6,800
Comerica, Inc.	76	6,873
Commerce Bancshares, Inc.	98	7,016
Cullen/Frost Bankers, Inc.	50	6,921
East West Bancorp, Inc.	86	6,796
Fifth Third Bancorp	158	6,800
First Citizens BancShares, Inc. - Class A	10	6,656
First Financial Bankshares, Inc.	159	7,015
First Horizon Corp.	310	7,282
First Republic Bank	43	6,970
Glacier Bancorp, Inc.	102	5,129
Huntington Bancshares, Inc.	477	6,974
KeyCorp	308	6,893
M&T Bank Corp.	40	6,780
PacWest Bancorp	118	5,089
Pinnacle Financial Partners, Inc.	76	6,998
Prosperity Bancshares, Inc.	102	7,077
Regions Financial, Corp.	312	6,945
Signature Bank of New York	22	6,457
SouthState Corp.	86	7,017
SVB Financial Group (a)	12	6,713
Synovus Financial Corp.	142	6,958
The PNC Financial Services Group, Inc.	47	8,669
Truist Financial Corp.	151	8,562
U.S. Bancorp	161	8,557
Valley National Bancorp	400	5,208
Webster Financial Corp.	121	6,791
Wells Fargo & Co.	175	8,481
Western Alliance Bancorp	84	6,957
Wintrust Financial Corp.	56	5,204
Zions Bancorp NA	104	6,818
		230,805
Beverages - 0.4%
Constellation Brands, Inc. - Class A	68	15,662

Biotechnology - 1.2%
Ionis Pharmaceuticals, Inc. (a)	378	14,001
Novavax, Inc. (a)	201	14,804
Seagen, Inc. (a)	111	15,989
		44,794
Building Materials - 2.4%
Builders FirstSource, Inc. (a)	219	14,134
Martin Marietta Materials, Inc.	40	15,396
MDU Resources Group, Inc.	529	14,098
Trex Co., Inc. (a)	212	13,850
UFP Industries, Inc.	170	13,117
Vulcan Materials Co.	83	15,247
		85,842
Commercial Services - 3.4%
ADT, Inc.	2,010	15,260
Affirm Holdings, Inc. (a)	151	6,988
AMERCO	26	15,520
ASGN, Inc. (a)	132	15,405
Block, Inc. (a)	63	8,542
Booz Allen Hamilton Holding Corp.	181	15,899
Paylocity Holding Corp. (a)	76	15,638
R1 RCM, Inc. (a)	596	15,949
TriNet Group, Inc. (a)	156	15,344
		124,545
Computers - 0.8%
CACI International, Inc. - Class A (a)	52	15,665
Science Applications International Corp.	153	14,102
		29,767
Distribution & Wholesale - 0.4%
SiteOne Landscape Supply, Inc. (a)	90	14,552

Diversified Financial Services - 2.7%
Ally Financial, Inc.	162	7,044
Ameriprise Financial, Inc.	22	6,608
Apollo Global Management, Inc.	111	6,881
Blue Owl Capital, Inc.	426	5,402
Capital One Financial Corp.	53	6,958
Cboe Global Markets, Inc.	64	7,323
Credit Acceptance Corp. (a)	13	7,155
Discover Financial Services	64	7,052
LPL Financial Holdings, Inc.	38	6,942
OneMain Holdings, Inc.	153	7,254
Synchrony Financial	197	6,857
The Charles Schwab Corp.	99	8,347
T. Rowe Price Group, Inc.	48	7,257
Upstart Holdings, Inc. (a)	61	6,654
		97,734
Electric - 11.4%
Alliant Energy Corp.	234	14,620
Ameren Corp.	156	14,626
American Electric Power Co., Inc.	148	14,766
Avangrid, Inc.	313	14,630
CenterPoint Energy, Inc.	474	14,523
CMS Energy Corp.	210	14,687
Consolidated Edison, Inc.	154	14,581
Dominion Energy, Inc.	195	16,569
DTE Energy Co.	110	14,543
Duke Energy Corp.	148	16,526
Edison International	210	14,721
Entergy Corp.	124	14,477
Evergy, Inc.	215	14,693
Eversource Energy	166	14,639
Exelon Corp.	312	14,861
FirstEnergy Corp.	320	14,675
IDACORP, Inc.	110	12,690
NextEra Energy, Inc.	194	16,434
NRG Energy, Inc.	379	14,538
OGE Energy Corp.	360	14,681
PG&E Corp. (a)	1,202	14,352
Pinnacle West Capital Corp.	186	14,527
PPL Corp.	515	14,708
Public Service Enterprise Group, Inc.	210	14,700
The Southern Co.	229	16,605
Vistra Corp.	628	14,601
WEC Energy Group, Inc.	147	14,672
Xcel Energy, Inc.	204	14,723
		415,368
Energy, Alternate Sources - 0.4%
Sunrun, Inc. (a)	437	13,272

Engineering & Construction - 0.4%
MasTec, Inc. (a)	183	15,939

Entertainment - 1.7%
Caesars Entertainment, Inc. (a)	196	15,163
Churchill Downs, Inc.	69	15,303
Penn National Gaming, Inc. (a)	357	15,144
SeaWorld Entertainment, Inc. (a)	192	14,292
		59,902
Environmental Control - 0.9%
Republic Services, Inc.	119	15,767
Waste Management, Inc.	112	17,752
		33,519
Financial Services - 0.2%
SoFi Technologies, Inc. (a)(b)	741	7,002

Food - 2.1%
Albertsons Cos., Inc. - Class A	475	15,794
Flowers Foods, Inc.	543	13,960
Performance Food Group Co. (a)	300	15,273
The Kroger Co.	282	16,178
US Foods Holding Corp. (a)	412	15,504
		76,709
Gas - 1.2%
Atmos Energy Corp.	122	14,578
National Fuel Gas Co.	230	15,801
NiSource, Inc.	464	14,755
		45,134
Healthcare Services - 5.7%
Acadia Healthcare Co., Inc. (a)	234	15,334
agilon health, Inc. (a)	633	16,047
Amedisys, Inc. (a)	78	13,439
Anthem, Inc.	36	17,684
Centene Corp. (a)	186	15,659
Chemed Corp.	32	16,210
HCA Healthcare, Inc.	67	16,791
Humana, Inc.	40	17,407
Molina Healthcare, Inc. (a)	46	15,345
Oak Street Health, Inc. (a)	576	15,483
Quest Diagnostics, Inc.	111	15,191
Tenet Healthcare Corp. (a)	172	14,785
UnitedHealth Group, Inc.	34	17,339
		206,714
Home Builders - 2.0%
D.R. Horton, Inc.	197	14,678
Lennar Corp. - Class A	186	15,098
NVR, Inc. (a)	3	13,402
PulteGroup, Inc.	349	14,623
Toll Brothers, Inc.	314	14,764
		72,565
Household Products & Wares - 0.5%
Reynolds Consumer Products, Inc.	554	16,254

Insurance - 3.4%
American Financial Group, Inc.	48	6,990
Brown & Brown, Inc.	100	7,227
Cincinnati Financial Corp.	54	7,342
Equitable Holdings, Inc.	227	7,017
Erie Indemnity Co. - Class A	41	7,221
Fidelity National Financial, Inc.	146	7,131
Globe Life, Inc.	70	7,042
Kinsale Capital Group, Inc.	24	5,472
Lincoln National Corp.	107	6,994
Loews Corp.	110	7,130
Markel Corp. (a)	4	5,901
Old Republic International Corp.	278	7,192
Selective Insurance Group, Inc.	60	5,362
The Allstate Corp.	52	7,202
The Hartford Financial Services Group, Inc.	100	7,181
The Hanover Insurance Group, Inc.	36	5,383
The Progressive Corp.	79	9,005
Voya Financial, Inc.	106	7,033
		123,825
Internet - 1.9%
DoorDash, Inc. - Class A (a)	131	15,352
Lyft, Inc. - Class A (a)	394	15,130
Opendoor Technologies, Inc. (a)	561	4,853
Robinhood Markets, Inc. - Class A (a)	455	6,147
Roku, Inc. (a)	116	14,531
Zillow Group, Inc. - Class C (a)	285	14,048
		70,061
Investment Companies - 0.6%
Ares Capital Corp.	349	7,312
FS KKR Capital Corp.	318	7,257
Owl Rock Capital Corp.	488	7,213
		21,782
Iron & Steel - 0.4%
Steel Dynamics, Inc.	192	16,019

Leisure Time - 0.4%
Planet Fitness, Inc. - Class A (a)	183	15,460

Lodging - 0.8%
Boyd Gaming Corp.	230	15,129
Choice Hotels International, Inc.	110	15,594
		30,723
Media -3.4%
Cable One, Inc.	10	14,642
Charter Communications, Inc. - Class A (a)	31	16,911
DISH Network Corp. - Class A (a)	500	15,825
Fox Corp. - Class A	387	15,267
Liberty Broadband Corp. - Class C (a)	112	15,156
Nexstar Media Group, Inc. - Class A	84	15,832
Sirius XM Holdings, Inc.	2,383	15,775
The New York Times Co. - Class A	336	15,402
		124,810
Mining - 0.5%
MP Materials Corp. (a)	288	16,514

Oil & Gas - 6.8%
Antero Resources Corp. (a)	528	16,120
Chesapeake Energy Corp.	184	16,008
Continental Resources, Inc.	258	15,823
Coterra Energy, Inc.	572	15,427
Devon Energy Corp.	264	15,610
Diamondback Energy, Inc.	116	15,901
EOG Resources, Inc.	148	17,646
EQT Corp.	470	16,173
Marathon Oil Corp.	637	15,995
Marathon Petroleum Corp.	192	16,416
Matador Resources Co.	292	15,470
PDC Energy, Inc.	215	15,626
Pioneer Natural Resources Co.	70	17,502
Range Resources Corp. (a)	519	15,767
Southwestern Energy Co. (a)	2,240	16,061
Texas Pacific Land Corp.	4	5,408
		246,953
Pharmaceuticals - 2.7%
AmerisourceBergen Corp.	102	15,780
Cardinal Health, Inc.	274	15,536
Cigna Corp.	73	17,491
CVS Health Corp.	167	16,902
Neurocrine Biosciences, Inc. (a)	171	16,031
Sarepta Therapeutics, Inc. (a)	204	15,936
		97,676
Pipelines - 2.5%
Antero Midstream Corp.	1272	13,827
DT Midstream, Inc.	258	13,999
Kinder Morgan, Inc.	844	15,960
ONEOK, Inc.	222	15,680
Targa Resources Corp.	214	16,151
The Williams Cos., Inc.	476	15,903
		91,520
Private Equity - 0.4%
Ares Management Corp. - Class A	88	7,148
Blackstone, Inc.	70	8,886
		16,034
Real Estate - 0.2%
The Howard Hughes Corp. (a)	52	5,388

Retail - 9.1%
AutoNation, Inc. (a)	141	14,041
BJ's Wholesale Club Holdings, Inc. (a)	235	15,888
Burlington Stores, Inc. (a)	82	14,938
CarMax, Inc. (a)	155	14,954
Carvana Co. (a)	115	13,718
Casey's General Stores, Inc.	78	15,457
Chipotle Mexican Grill, Inc. (a)	10	15,820
Darden Restaurants, Inc.	118	15,688
Dick's Sporting Goods, Inc.	143	14,303
Dollar General Corp.	69	15,361
Five Below, Inc. (a)	93	14,728
Floor & Decor Holdings, Inc. - Class A (a)	169	13,689
Kohl's Corp.	254	15,357
Lithia Motors, Inc.	48	14,406
Macy's, Inc.	600	14,616
O'Reilly Automotive, Inc. (a)	23	15,754
RH (a)	41	13,370
Ross Stores, Inc.	166	15,016
Target Corp.	79	16,765
Texas Roadhouse, Inc.	164	13,732
Tractor Supply Co.	68	15,869
Ulta Beauty, Inc. (a)	39	15,531
		329,001
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	490	5,253
People's United Financial, Inc.	340	6,797
		12,050
Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.	80	15,955

Software - 2.4%
Black Knight, Inc. (a)	124	7,191
CCC Intelligent Solutions Holdings, Inc. (a)	661	7,297
Change Healthcare, Inc. (a)	715	15,587
Intuit, Inc.	37	17,791
Jack Henry & Associates, Inc.	36	7,094
Paychex, Inc.	120	16,376
Paycom Software, Inc. (a)	44	15,241
		86,577
Telecommunications - 0.9%
Frontier Communications Parent, Inc. (a)	559	15,468
Verizon Communications, Inc.	345	17,574
		33,042
Transportation - 3.0%
CSX Corp.	471	17,639
JB Hunt Transport Services, Inc.	76	15,260
Knight-Swift Transportation Holdings, Inc.	293	14,785
Landstar System, Inc.	101	15,234
Norfolk Southern Corp.	62	17,684
Old Dominion Freight Line, Inc.	50	14,934
Saia, Inc. (a)	58	14,142
		109,678
Water - 0.4%
Essential Utilities, Inc.	286	14,623
TOTAL COMMON STOCKS (Cost $3,224,391)		3,132,474

PARTNERSHIPS - 3.9%
Investment Companies - 0.4%
Icahn Enterprises LP	304	15,787

Pipelines - 3.5%
Cheniere Energy Partners LP	294	16,570
DCP Midstream LP	472	15,840
Energy Transfer LP	1,434	16,046
Enterprise Products Partners LP	690	17,809
Magellan Midstream Partners LP	312	15,310
MPLX LP	470	15,595
Phillips 66 Partners LP	989	14,063
Western Midstream Partners LP	636	16,040
		127,273
TOTAL PARTNERSHIPS (Cost $135,491)		143,060

REAL ESTATE INVESTMENT TRUSTS - 9.2%
AGNC Investment Corp.	536	7,022
Alexandria Real Estate Equities, Inc.	37	7,446
American Campus Communities, Inc.	129	7,220
American Homes 4 Rent - Class A	182	7,286
Apartment Income REIT Corp.	135	7,217
AvalonBay Communities, Inc.	28	6,954
Blackstone Mortgage Trust, Inc. - Class A	166	5,277
Boston Properties, Inc.	56	7,213
Brixmor Property Group, Inc.	280	7,227
Camden Property Trust	43	7,147
Cousins Properties, Inc.	178	7,172
Crown Castle International Corp.	50	9,230
CubeSmart	138	7,180
Douglas Emmett, Inc.	160	5,347
Duke Realty Corp.	126	7,316
EastGroup Properties, Inc.	36	7,318
Equity LifeStyle Properties, Inc.	94	7,189
Equity Residential	80	7,194
Essex Property Trust, Inc.	21	7,255
Extra Space Storage, Inc.	35	7,196
Federal Realty Investment Trust	60	7,324
First Industrial Realty Trust, Inc.	118	7,305
Gaming and Leisure Properties, Inc.	158	7,415
Healthcare Trust of America, Inc. - Class A	230	7,208
Healthpeak Properties, Inc.	210	7,209
Host Hotels & Resorts, Inc. (a)	370	7,189
Independence Realty Trust, Inc.	204	5,394
Innovative Industrial Properties, Inc.	26	5,340
Invitation Homes, Inc.	178	7,152
Kilroy Realty Corp.	94	7,184
Kimco Realty Corp.	294	7,262
Lamar Advertising Co. - Class A	63	7,319
Life Storage, Inc.	52	7,302
MGM Growth Properties LLC - Class A	187	7,237
Mid-America Apartment Communities, Inc.	34	7,121
National Retail Properties, Inc.	161	7,235
Public Storage	23	8,977
Regency Centers Corp.	103	7,348
Rexford Industrial Realty, Inc.	97	7,235
Simon Property Group, Inc.	54	7,104
SL Green Realty Corp.	66	5,358
Spirit Realty Capital, Inc.	116	5,338
STAG Industrial, Inc.	175	7,236
STORE Capital Corp.	241	7,045
UDR, Inc.	124	7,114
VICI Properties, Inc.	257	7,314
Vornado Realty Trust	156	7,070
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $341,368)		331,741

TOTAL INVESTMENTS (Cost $3,701,250) -99.2%		3,607,275
Other assets and liabilities, net - 0.8%		29,907
TOTAL NET ASSETS - 100.0%		$3,637,182
Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks *	$3,132,474	$-	$-	$3,132,474
Partnerships*	143,060	-	-	143,060
Real Estate Investment Trusts	331,741	-	-	331,741
Total Investments - Assets	$3,607,275	$-	$-	$3,607,275

*See Schedule of Investments for industry classifications.